COMPASS 2 & 3 VARIABLE ACCOUNTS:

                      Capital Appreciation Variable Account

                          Total Return Variable Account

          Supplement to the Current Statement of Additional Information

Effective immediately, with respect to Capital Appreciation Variable Account and Total Return Variable Account, the sub-heading entitled "Appendix F - Other Accounts", in the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2008 were as follows:

---------------------- ----------------- ------------------------------ --------------------------------- --------------------------
                       Portfolio           Registered Investment
Fund                   Manager                    Companies            Other Pooled Investment Vehicles         Other Accounts
---------------------- ----------------- ------------------------------ --------------------------------- --------------------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                                           Number of    Total Assets*   Number of       Total Assets     Number of    Total Assets
                                           Accounts*                      Accounts                         Accounts
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
Capital Appreciation   Jeffrey C.            13         $3.6 billion        2          $175.0 million        3        $238.1 million
Variable Account       Constantino
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
Total Return           Nevin P.              20        $25.3 billion        4           $1.5 billion         27       $6.3 billion
Variable Account       Chitkara
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                       William P.             7        $13.5 billion        0               N/A              0           N/A
                       Douglas
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                       Steven R. Gorham      20        $25.3 billion        4           $1.5 billion         27       $6.4 billion
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                       Richard O.
                       Hawkins               11        $15.4 billion        0               N/A              1        $36.4 million
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                       Joshua P.
                       Marston                4        $10.6 billion        0               N/A              19       $3.8 billion
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                       Michael W.
                       Roberge               10        $15.8 billion        1          $82.7 million         3        $29.0 million
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------
                       Brooks A. Taylor      13        $14.6 billion        0               N/A              0           N/A
---------------------- ----------------- -------------- --------------- --------------- ----------------- ------------- ------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                The date of this Supplement is February 1, 2009.